Utility Plant - Narrative (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 29, 2025 USD ($)	Aug. 30, 2024 USD ($)	Dec. 22, 2023 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) WIND_TURBINE MW	Dec. 31, 2024 USD ($)
Jointly Owned Utility Plant Interests
Construction work in progress				$ 1,231,934	$ 1,082,208	$ 1,577,695
Number of Windmills | WIND_TURBINE					38
Nameplate Capacity | MW					132,500
Tacoma LNG
Jointly Owned Utility Plant Interests
Decommissioning Liability, Noncurrent					$ 4,400	4,200
Puget Sound Energy
Jointly Owned Utility Plant Interests
Decommissioning Liability, Noncurrent					16,000	6,000
Construction work in progress					$ 1,082,208	1,577,695
Puget Sound Energy | Colstrip Units 1 & 2
Jointly Owned Utility Plant Interests
Company's Ownership Share					50.00%
Puget Sound Energy | Colstrip Unit 4 [Member]
Jointly Owned Utility Plant Interests
Company's Ownership Share					25.00%
Puget Sound Energy | Beaver Creek Wind Project
Jointly Owned Utility Plant Interests
Decommissioning Liability, Noncurrent					$ 21,100	18,800
Asset Acquisition, Price of Acquisition, Expected					$ 157,400
Number of Windmills | WIND_TURBINE					88
Public Utilities, Property, Plant and Equipment, Plant in Service					$ 576,800
Nameplate Capacity | MW					248
Puget Sound Energy | Beaver Creek Wind Project | Caithness Beaver Creek, LLC
Jointly Owned Utility Plant Interests
Asset Acquisition, Consideration Transferred					$ 45,600
Puget Sound Energy | Beaver Creek Wind Project | GE Renewables North America, LLC
Jointly Owned Utility Plant Interests
Asset Acquisition, Consideration Transferred					283,500
Puget Sound Energy | Appaloosa Solar Project
Jointly Owned Utility Plant Interests
Construction work in progress				110,400	$ 93,500
Asset Acquisition, Price of Acquisition, Expected		$ 266,800
Asset Acquisition, Consideration Transferred			$ 20,300	$ 18,600
Nameplate Capacity | MW					142
Puget Sound Energy | Appaloosa Solar Project | HQC Solar Holdings 1, LLC
Jointly Owned Utility Plant Interests
Asset Acquisition, Consideration Transferred			$ 20,300		$ 18,600
Puget Sound Energy | Lower Snake River [Member] | GE Renewables North America, LLC
Jointly Owned Utility Plant Interests
Asset Acquisition, Consideration Transferred	$ 182,700				18,300
Puget Sound Energy | Colstrip Units 1 and 2 [Member]
Jointly Owned Utility Plant Interests
Decommissioning Liability, Noncurrent					0	7,900
Puget LNG operating revenue | Tacoma LNG
Jointly Owned Utility Plant Interests
Decommissioning Liability, Noncurrent					$ 4,300	$ 4,100